Intangible Assets and Goodwill - Schedule of Reconciliation of Changes in Intangible Assets and Goodwill (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 78,853	$ 43,751	$ 43,751	$ 8,116
Impairment charge			6,436
Effect of movements in foreign exchange			1,802
Ending balance	102,331		78,853	43,751
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	98,100	44,431	44,431	8,135
Beginning balance		44,432	44,432
Acquisitions through business combinations	16,790		7,900
Additions	17,012		43,967	36,036
Effect of movements in foreign exchange	1,101		1,801	260
Ending balance	133,002		98,100	44,431
Ending balance				44,432
Amortization and Impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	19,246	680	680	19
Beginning balance	19,247
Amortization for the year	11,210		11,123	643
Amortization for the year			11,085
Impairment charge			6,474
Effect of movements in foreign exchange	215	1,007	1,008	18
Ending balance	30,671		19,246	680
Ending balance			19,247
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	17,832	61	61
Ending balance	31,303		17,832	61
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	17,832	61	61
Acquisitions through business combinations	13,471		17,771	61
Ending balance	31,303		17,832	61
Development Costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	50,780	14,878	14,878	525
Beginning balance	50,781
Effect of movements in foreign exchange			632
Ending balance	57,345		50,780	14,878
Ending balance			50,781
Development Costs [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	69,061	15,558	15,558	544
Beginning balance	69,062	15,559	15,559
Additions			940
Transfers	14,903		51,932	15,004
Effect of movements in foreign exchange	871		631	10
Ending balance	84,835		69,061	15,558
Ending balance			69,062	15,559
Development Costs [member] | Amortization and Impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	18,280	680	680	19
Beginning balance	18,281
Amortization for the year	8,995		10,157	643
Impairment charge			6,436
Effect of movements in foreign exchange	215	1,007	1,008	18
Ending balance	27,490		18,280	680
Ending balance			18,281
Intangibles under Development [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	21,138	28,873	28,873	7,591
Ending balance	23,477		21,138	28,873
Intangibles under Development [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	21,138	$ 28,873	28,873	7,591
Additions	17,012		43,027	36,036
Transfers	(14,903)		(51,932)	(15,004)
Effect of movements in foreign exchange	230		1,170	250
Ending balance	23,477		21,138	$ 28,873
Customer Relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,255
Ending balance	11,229		2,255
Customer Relationships [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,100
Acquisitions through business combinations	10,800		3,100
Ending balance	13,900		3,100
Customer Relationships [member] | Amortization and Impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	845
Amortization for the year	1,826		845
Ending balance	2,671		845
Trademark [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,217
Ending balance	4,905		3,217
Trademark [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,300
Acquisitions through business combinations	1,900		3,300
Ending balance	5,200		3,300
Trademark [member] | Amortization and Impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	83
Amortization for the year	212		83
Ending balance	295		83
Choice Physician Network [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,462
Ending balance	4,800		1,462
Choice Physician Network [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,500
Acquisitions through business combinations	3,500		1,500
Ending balance	5,000		1,500
Choice Physician Network [member] | Amortization and Impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	38
Amortization for the year	162		38
Impairment charge			38
Ending balance	200		$ 38
Licences [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance	575
Licences [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations	590
Ending balance	590
Licences [member] | Amortization and Impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization for the year	15
Ending balance	$ 15